Fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of fair value measurement of assets [abstract]
Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy)
The following table shows the Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

	Valuation technique using
	Quoted market prices	Observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As at 30.06.21	£m	£m	£m	£m
Trading portfolio assets	73,405	71,282	2,552	147,239
Financial assets at fair value through the income statement	1,229	185,415	7,777	194,421
Derivative financial instruments	11,643	241,336	3,657	256,636
Financial assets at fair value through other comprehensive income	21,375	51,837	48	73,260
Investment property	—	—	8	8
Total assets	107,652	549,870	14,042	671,564

Trading portfolio liabilities	(30,911)	(26,058)	(17)	(56,986)
Financial liabilities designated at fair value	(142)	(263,710)	(312)	(264,164)
Derivative financial instruments	(11,227)	(230,207)	(5,600)	(247,034)
Total liabilities	(42,280)	(519,975)	(5,929)	(568,184)

As at 31.12.20
Trading portfolio assets	60,671	65,416	1,863	127,950
Financial assets at fair value through the income statement	4,503	162,142	8,506	175,151
Derivative financial instruments	9,155	288,822	4,469	302,446
Financial assets at fair value through other comprehensive income	19,792	58,743	153	78,688
Investment property	—	—	10	10
Total assets	94,121	575,123	15,001	684,245

Trading portfolio liabilities	(24,391)	(22,986)	(28)	(47,405)
Financial liabilities designated at fair value	(159)	(249,251)	(355)	(249,765)
Derivative financial instruments	(8,762)	(285,774)	(6,239)	(300,775)
Total liabilities	(33,312)	(558,011)	(6,622)	(597,945)
The following table shows the Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

	As at 30.06.21		As at 31.12.20
	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m
Interest rate derivatives	916	(1,269)	1,613	(1,615)
Foreign exchange derivatives	151	(129)	144	(143)
Credit derivatives	100	(364)	196	(351)
Equity derivatives	2,490	(3,838)	2,498	(4,112)
Commodity derivatives	—	—	18	(18)
Corporate debt	981	(38)	698	(3)
Reverse repurchase and repurchase agreements	—	(161)	—	(174)
Non-asset backed loans	6,338	—	6,394	—
Asset backed securities	562	—	767	(24)
Equity cash products	402	—	542	—
Private equity investments	979	(16)	873	(14)
Other[1]	1,123	(114)	1,258	(168)
Total	14,042	(5,929)	15,001	(6,622)
1Other includes commercial real estate loans, funds and fund-linked products, asset backed loans, issued debt, commercial paper, government sponsored debt and investment property.

Analysis of movements in Level 3 assets and liabilities
The following table summarises the movements in the balances of Level 3 assets and liabilities during the period. The table shows gains and losses and includes amounts for all financial assets and liabilities that are held at fair value transferred to and from Level 3 during the period. Transfers have been reflected as if they had taken place at the beginning of the period.
Asset and liability moves between Level 2 and Level 3 are primarily due to i) an increase or decrease in observable market activity related to an input or ii) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Level 3 movement analysis
						Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers
	As at 01.01.21	Purchases	Sales	Issues	Settle-ments	Trading income	Other income		In	Out	As at 30.06.21
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	151	305	(87)	—	—	25	—	—	40	(11)	423
Non-asset backed loans	709	620	(131)	—	(84)	13	—	—	124	(106)	1,145
Asset backed securities	686	112	(294)	—	—	(10)	—	—	43	(48)	489
Equity cash products	214	13	(17)	—	—	32	—	—	29	(9)	262
Other	103	21	—	—	(51)	(1)	—	—	162	(1)	233
Trading portfolio assets	1,863	1,071	(529)	—	(135)	59	—	—	398	(175)	2,552

Non-asset backed loans	5,580	698	(299)	—	(687)	(119)	—	—	69	(48)	5,194
Equity cash products	326	160	(194)	—	—	(171)	18	—	1	—	140
Private equity investments	874	106	(9)	—	(8)	(5)	92	—	—	(71)	979
Other	1,726	2,291	(2,389)	—	(162)	(19)	1	—	16	—	1,464
Financial assets at fair value through the income statement	8,506	3,255	(2,891)	—	(857)	(314)	111	—	86	(119)	7,777

Non-asset backed loans	106	—	—	—	—	—	—	—	—	(106)	—
Asset backed securities	47	4	—	—	(5)	—	—	2	—	—	48
Assets at fair value through other comprehensive income	153	4	—	—	(5)	—	—	2	—	(106)	48

Investment property	10	—	(2)	—	—	—	—	—	—	—	8
	—										—
Trading portfolio liabilities	(28)	(3)	14	—	—	(7)	—	—	—	7	(17)

Financial liabilities designated at fair value	(355)	—	—	—	98	7	(2)	—	(78)	18	(312)

Interest rate derivatives	(2)	9	—	—	33	(121)	4	—	21	(297)	(353)
Foreign exchange derivatives	1	—	—	—	58	(6)	—	—	3	(34)	22
Credit derivatives	(155)	(117)	2	—	(5)	12	(1)	—	1	(1)	(264)
Equity derivatives	(1,614)	(315)	(1)	—	(32)	(221)	(1)	—	28	808	(1,348)
Net derivative financial instruments[1]	(1,770)	(423)	1	—	54	(336)	2	—	53	476	(1,943)

Total	8,379	3,904	(3,407)	—	(845)	(591)	111	2	459	101	8,113
1Derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets were £3,657m and derivative financial liabilities were £5,600m.

Level 3 movement analysis
	As at 01.01.20	Purchases	Sales	Issues	Settle- ments	Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 30.06.20
						Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	120	25	—	—	—	(26)	—	—	4	(17)	106
Non-asset backed loans	974	1,926	(740)	—	(4)	(111)	—	—	97	(320)	1,822
Asset backed securities	656	249	(224)	—	(76)	(12)	—	—	41	(11)	623
Equity cash products	392	2	(4)	—	—	(67)	—	—	28	(4)	347
Other	122	48	—	—	—	2	—	—	8	—	180
Trading portfolio assets	2,264	2,250	(968)	—	(80)	(214)	—	—	178	(352)	3,078

Non-asset backed loans	5,494	1,050	(270)	—	(410)	381	—	—	—	(58)	6,187
Equity cash products	835	14	—	—	—	(22)	(28)	—	—	—	799
Private equity investments	900	19	(6)	—	(2)	2	(44)	—	23	(12)	880
Other	1,271	1,870	(2,017)	—	(18)	(8)	64	—	24	—	1,186
Financial assets at fair value through the income statement	8,500	2,953	(2,293)	—	(430)	353	(8)	—	47	(70)	9,052

Non-asset backed loans	343	79	—	—	(157)	—	—	(3)	—	—	262
Asset backed securities	86	—	(1)	—	—	1	—	(1)	—	—	85
Assets at fair value through other comprehensive income	429	79	(1)	—	(157)	1	—	(4)	—	—	347

Investment property	13	—	(1)	—	—	—	(2)	—	2	(2)	10

Trading portfolio liabilities	—	—	—	—	—	—	—	—	—	—	—

Financial liabilities designated at fair value	(362)	—	1	(3)	—	(10)	2	—	(22)	25	(369)

Interest rate derivatives	(206)	18	—	—	10	268	1	—	300	(10)	381
Foreign exchange derivatives	(7)	—	—	—	(12)	89	—	—	5	(8)	67
Credit derivatives	198	(258)	11	—	(376)	151	1	—	2	8	(263)
Equity derivatives	(819)	(448)	(1)	—	17	(90)	—	—	(5)	(23)	(1,369)
Net derivative financial instruments[1]	(834)	(688)	10	—	(361)	418	2	—	302	(33)	(1,184)

Total	10,010	4,594	(3,252)	(3)	(1,028)	548	(6)	(4)	507	(432)	10,934
1Derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets were £7,748m and derivative financial liabilities were £8,932m.

Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end
The following table discloses the unrealised gains and losses recognised in the period arising on Level 3 financial assets and liabilities held at the period end.

	Half year ended 30.06.21				Half year ended 30.06.20
	Income statement		Other compre hensive income	Total	Income statement		Other compre hensive income	Total
	Trading income	Other income			Trading income	Other income
	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	35	—	—	35	(177)	—	—	(177)
Financial assets at fair value through the income statement	(201)	114	—	(87)	397	(53)	—	344
Financial assets at fair value through other comprehensive income	—	—	—	—	—	—	(2)	(2)
Investment properties	—	—	—	—	—	(2)	—	(2)
Trading portfolio liabilities	(6)	—	—	(6)	—	—	—	—
Financial liabilities designated at fair value	7	—	—	7	(16)	(1)	—	(17)
Net derivative financial instruments	(367)	—	—	(367)	248	—	—	248
Non-current assets/liabilities held for sale	—	—	—	—	—	—	—	—
Total	(532)	114	—	(418)	452	(56)	(2)	394

Sensitivity analysis of valuations using unobservable inputs

Sensitivity analysis of valuations using unobservable inputs

	As at 30.06.21				As at 31.12.20
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	52	—	(83)	—	82	—	(123)	—
Foreign exchange derivatives	6	—	(10)	—	6	—	(11)	—
Credit derivatives	53	—	(44)	—	55	—	(44)	—
Equity derivatives	185	—	(193)	—	174	—	(179)	—
Commodity derivatives	2	—	(2)	—	2	—	(2)	—
Corporate debt	22	—	(16)	—	16	—	(14)	—
Non-asset backed loans	202	—	(310)	—	190	3	(409)	(3)
Equity cash products	130	—	(119)	—	158	—	(141)	—
Private equity investments	223	—	(198)	—	199	—	(227)	—
Other[1]	18	—	(18)	—	21	—	(21)	—
Total	893	—	(993)	—	903	3	(1,171)	(3)
1Other includes commercial real estate loans, funds and fund-linked products, asset backed loans, issued debt, commercial paper, government sponsored debt and investment property.

Fair value adjustments
Key balance sheet valuation adjustments are quantified below:

	As at 30.06.21	As at 31.12.20
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(500)	(493)
Uncollateralised derivative funding	(80)	(115)
Derivative credit valuation adjustments	(210)	(268)
Derivative debit valuation adjustments	91	113

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value
The following table summarises the fair value of financial assets and liabilities measured at amortised cost on the Group’s balance sheet.

	As at 30.06.21		As at 31.12.20
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets	£m	£m	£m	£m
Loans and advances at amortised cost	348,549	347,733	342,632	340,516
Reverse repurchase agreements and other similar secured lending	4,459	4,459	9,031	9,031

Financial liabilities
Deposits at amortised cost	(500,895)	(500,933)	(481,036)	(481,106)
Repurchase agreements and other similar secured borrowing	(20,005)	(20,005)	(14,174)	(14,174)
Debt securities in issue	(90,733)	(92,746)	(75,796)	(77,813)
Subordinated liabilities	(12,839)	(13,434)	(16,341)	(16,918)